Quarterly Holdings Report
for

Fidelity Freedom® Blend 2025 Fund

December 31, 2019

FBF-Y25-QTLY-0220
1.9892468.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,997,744	$45,056,093
Fidelity Series Commodity Strategy Fund (a)	5,359,129	25,509,454
Fidelity Series Large Cap Growth Index Fund (a)	3,026,110	35,344,967
Fidelity Series Large Cap Stock Fund (a)	2,237,432	35,440,924
Fidelity Series Large Cap Value Index Fund (a)	5,043,292	66,521,019
Fidelity Series Small Cap Opportunities Fund (a)	1,293,277	18,105,880
Fidelity Series Value Discovery Fund (a)	1,550,104	21,065,916
TOTAL DOMESTIC EQUITY FUNDS
(Cost $231,882,483)		247,044,253

International Equity Funds - 27.3%
Fidelity Series Canada Fund (a)	539,428	6,090,137
Fidelity Series Emerging Markets Fund (a)	690,765	6,741,863
Fidelity Series Emerging Markets Opportunities Fund (a)	2,940,304	60,658,477
Fidelity Series International Growth Fund (a)	2,247,584	39,377,669
Fidelity Series International Index Fund (a)	1,238,221	13,187,052
Fidelity Series International Small Cap Fund (a)	685,162	11,860,163
Fidelity Series International Value Fund (a)	3,977,766	39,379,880
Fidelity Series Overseas Fund (a)	2,022,697	21,804,678
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $182,940,365)		199,099,919

Bond Funds - 33.7%
Fidelity Series Corporate Bond Fund (a)	3,270,316	35,057,790
Fidelity Series Emerging Markets Debt Fund (a)	482,650	4,633,441
Fidelity Series Floating Rate High Income Fund (a)	110,783	1,030,278
Fidelity Series Government Bond Index Fund (a)	4,559,695	47,694,405
Fidelity Series High Income Fund (a)	548,384	5,259,002
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,493,366	45,158,329
Fidelity Series Investment Grade Bond Fund (a)	4,349,795	50,327,124
Fidelity Series Investment Grade Securitized Fund (a)	3,362,683	34,635,632
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,091,772	18,428,513
Fidelity Series Real Estate Income Fund (a)	296,271	3,297,500
TOTAL BOND FUNDS
(Cost $241,246,382)		245,522,014

Short-Term Funds - 5.1%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	7,483,456	7,483,456
Fidelity Series Short-Term Credit Fund (a)	743,683	7,496,323
Fidelity Series Treasury Bill Index Fund (a)	2,244,977	22,449,767
TOTAL SHORT-TERM FUNDS
(Cost $37,341,436)		37,429,595
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $693,410,666)		729,095,781
NET OTHER ASSETS (LIABILITIES) - 0.0%		(175,059)
NET ASSETS - 100%		$728,920,722

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$3,350,480	$53,714,471	$13,380,849	$4,631,566	$(57,744)	$1,429,735	$45,056,093
Fidelity Series Canada Fund	285,856	5,778,020	308,889	128,976	12	335,138	6,090,137
Fidelity Series Commodity Strategy Fund	1,042,420	26,133,521	1,730,550	345,136	(18,317)	82,380	25,509,454
Fidelity Series Corporate Bond Fund	1,846,960	34,128,854	2,259,652	837,628	2,850	1,338,778	35,057,790
Fidelity Series Emerging Markets Debt Fund	308,801	4,848,768	538,079	182,429	(3,205)	17,156	4,633,441
Fidelity Series Emerging Markets Fund	320,929	6,604,586	255,073	147,200	(6,259)	77,680	6,741,863
Fidelity Series Emerging Markets Opportunities Fund	2,908,667	55,069,450	2,732,151	1,475,749	7,404	5,405,107	60,658,477
Fidelity Series Floating Rate High Income Fund	66,227	1,023,894	62,075	39,409	(290)	2,522	1,030,278
Fidelity Series Government Bond Index Fund	2,542,458	48,147,415	3,651,335	748,270	8,312	647,555	47,694,405
Fidelity Series Government Money Market Fund 1.65%	541,049	9,429,752	2,487,345	109,644	--	--	7,483,456
Fidelity Series High Income Fund	506,764	5,136,437	468,721	222,487	(1,057)	85,579	5,259,002
Fidelity Series Inflation-Protected Bond Index Fund	1,914,163	44,837,965	2,234,492	557,798	3,955	636,738	45,158,329
Fidelity Series International Growth Fund	2,412,440	38,219,890	5,891,078	1,375,662	162,625	4,473,792	39,377,669
Fidelity Series International Index Fund	631,642	12,302,003	551,808	246,929	421	804,794	13,187,052
Fidelity Series International Small Cap Fund	628,628	11,379,886	1,029,649	484,023	9,840	871,458	11,860,163
Fidelity Series International Value Fund	2,365,715	39,057,373	3,906,835	1,526,619	12,136	1,851,491	39,379,880
Fidelity Series Investment Grade Bond Fund	2,698,664	49,930,799	3,554,804	914,413	7,764	1,244,701	50,327,124
Fidelity Series Investment Grade Securitized Fund	1,904,845	34,839,467	2,331,521	853,138	2,523	220,318	34,635,632
Fidelity Series Large Cap Growth Index Fund	2,622,519	37,906,045	9,957,751	469,565	314,173	4,459,981	35,344,967
Fidelity Series Large Cap Stock Fund	2,608,633	39,229,860	9,050,261	2,292,221	167,518	2,485,174	35,440,924
Fidelity Series Large Cap Value Index Fund	4,888,512	72,889,771	14,573,164	4,003,292	207,092	3,108,808	66,521,019
Fidelity Series Long-Term Treasury Bond Index Fund	2,517,705	36,650,113	22,337,432	1,769,961	1,929,168	(331,041)	18,428,513
Fidelity Series Overseas Fund	--	20,146,645	--	77,149	--	1,658,033	21,804,678
Fidelity Series Real Estate Income Fund	208,057	3,269,951	225,438	174,573	392	44,538	3,297,500
Fidelity Series Short-Term Credit Fund	543,898	9,324,039	2,452,304	138,297	13,062	67,628	7,496,323
Fidelity Series Small Cap Opportunities Fund	1,300,048	19,629,890	3,498,594	1,105,134	(1,208)	675,744	18,105,880
Fidelity Series Treasury Bill Index Fund	1,569,529	28,134,120	7,275,056	319,347	4,689	16,485	22,449,767
Fidelity Series Value Discovery Fund	1,543,092	22,504,717	4,580,029	810,738	76,532	1,521,604	21,065,916
	44,078,701	770,267,702	121,324,935	25,987,353	2,842,388	33,231,876	729,095,732

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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